UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The Massachusetts Health & Education Tax-Exempt Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts – 143.0%
Education – 93.1%
Massachusetts Development Finance Agency, ERB, Middlesex School Project,
5.00%, 9/01/33	$400	$403,472
Massachusetts Development Finance Agency, RB:
Boston University, Series T-1 (AMBAC), 5.00%, 10/01/39	1,000	1,049,650
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	250	292,995
Mount Holyoke College, Series B, 5.00%, 7/01/41	500	545,405
Olin College Issue, Series B (Syncora), 5.25%, 7/01/33	860	863,552
Smith College, 5.00%, 7/01/35	2,000	2,134,520
Wellesley College, Series J, 5.00%, 7/01/42	2,400	2,701,848
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42	650	814,411
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,734,585
Clark University (Syncora), 5.13%, 10/01/35	500	529,160
Emerson College, Series A, 5.00%, 1/01/40	200	210,168
Harvard University, Series B-1, 5.00%, 10/15/40	350	395,280
Northeastern University, 5.00%, 10/01/31	500	564,350
Olin College, Series E, 5.00%, 11/01/38	500	549,395
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,877,591
Wheelock College, Series C, 5.25%, 10/01/37	1,000	1,039,540
Williston Northampton School Project (Syncora), 5.00%, 10/01/25	500	514,715
Worcester Polytechnic Institute (NPFGC), 5.00%, 9/01/27	1,985	2,180,741
Massachusetts Health & Educational Facilities Authority, RB:
Northeastern University, Series R, 5.00%, 10/01/33	225	243,005
Tufts University, 5.38%, 8/15/38	1,000	1,159,540
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Berklee College of Music, Series A, 5.00%, 10/01/37	1,000	1,089,010
Boston College, Series N, 5.13%, 6/01/37	1,000	1,003,420
Harvard University, Series A, 5.50%, 11/15/36	100	118,437
Harvard University, Series B, 5.00%, 10/01/38	400	452,852
Northeastern University, Series T-1, 5.00%, 10/01/31	950	1,073,889
Northeastern University, Series T-2, 5.00%, 10/01/32	500	561,370
Springfield College, 5.63%, 10/15/40	500	538,575
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,256,710
Wellesley College, 5.00%, 7/01/33	1,500	1,504,860
Massachusetts Health & Educational Facilities Authority, Wheaton College, Series D,
6.00%, 1/01/18	645	645,722
Massachusetts State College Building Authority, RB, Series A (AMBAC),
5.00%, 5/01/16 (a)	1,000	1,126,610
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora),
5.50%, 5/01/39	825	1,105,327
University of Massachusetts Building Authority, RB, Senior-Series 2,
5.00%, 11/01/39	500	560,565

		30,841,270

Health – 32.2%
Massachusetts Development Finance Agency, RB:
First Mortgage, Edgecombe Project, Series A, 6.75%, 7/01/21	730	731,738
Southcoast Health System Obligated Group Issue, Series F, 5.00%, 7/01/37	1,000	1,101,470

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Health (concluded)
Massachusetts Development Finance Agency, Refunding RB:
Berkshire Health System, Series G, 5.00%, 10/01/29	$335	$366,976
Carleton-Willard Village, 5.63%, 12/01/30	500	548,800
Partners Healthcare System, Series L, 5.00%, 7/01/36	1,000	1,112,230
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	240	238,706
Massachusetts Health & Educational Facilities Authority, RB:
Berkshire Health System, Series F (AGC), 5.00%, 10/01/19	1,000	1,066,440
Cape Cod Healthcare Obligated Group Issue, Series D (AGC), 5.00%, 11/15/31	1,000	1,073,440
Children’s Hospital, Series M, 5.25%, 12/01/39	600	659,376
Children’s Hospital, Series M, 5.50%, 12/01/39	500	565,190
Lahey Clinic Medical Center, Series D, 5.25%, 8/15/37	1,000	1,071,070
Southcoast Health Obligation, Series D, 5.00%, 7/01/39	500	525,370
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Caregroup, Series E-1, 5.00%, 7/01/28	500	534,510
Winchester Hospital, 5.25%, 7/01/38	1,000	1,080,250

		10,675,566

Housing – 6.2%
Massachusetts HFA, Refunding RB, AMT:
Series C, 5.35%, 12/01/42	1,000	1,069,540
Series F, 5.70%, 6/01/40	925	988,769

		2,058,309

State – 11.5%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A,
5.25%, 7/01/29	730	905,492
Massachusetts State College Building Authority, RB, Series A,
5.50%, 5/01/39	2,500	2,889,725

		3,795,217

Total Municipal Bonds in Massachusetts		47,370,362

Puerto Rico – 5.0%
State – 5.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
5.75%, 8/01/37	1,000	1,077,750
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C,
6.00%, 8/01/39	510	566,273

Total Municipal Bonds in Puerto Rico		1,644,023

Total Municipal Bonds – 148.0%		49,014,385

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Massachusetts – 9.9%
State – 9.9%
Massachusetts School Building Authority, RB, Sales Tax:
Senior Series B, 5.00%, 10/15/41	1,000	1,121,110
Series A (AGM), 5.00%, 8/15/15 (a)	259	279,825
Series A (AGM), 5.00%, 8/15/30	1,751	1,891,608

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts in Massachusetts		3,292,543

2	THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	May 31, 2013

Schedule of Investments (continued)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Puerto Rico – 1.1%
State – 1.1%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	$340	$364,206

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 11.0%		3,656,749

Total Long-Term Investments (Cost – $49,126,963) – 159.0%		52,671,134

Short-Term Securities	Shares
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series P-2, (JPMorgan Chase Bank NA SBPA), 0.11%, 6/07/13 (c)	200	200,000
Total Municipal Bonds – 0.6%
Money Market Fund – 0.0%
BIF Massachusetts Municipal Money Fund, 0.00% (d)(e)	5	5

Total Short-Term Securities (Cost – $200,005) – 0.6%		200,005

Total Investments (Cost – $49,326,968*) – 159.6%		52,871,139
Other Assets Less Liabilities – 2.4%		760,786
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (6.1%)		(2,010,409)
VRDP Shares, at Liquidation Value – (55.9%)		(18,500,000)

Net Assets Applicable to Common Shares – 100.0%		$33,121,516

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$47,310,711

Gross unrealized appreciation	$3,613,464
Gross unrealized depreciation	(62,631)

Net unrealized appreciation	$3,550,833

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
BIF Massachusetts Municipal Money Fund	36,054	36,049	5	–

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Portfolio Abbreviations (concluded)

	ERB	Education Revenue Bonds
	HFA	Housing Finance Agency
	NPFGC	National Public Finance Guarantee Corp.
	Radian	Radian Guaranty, Inc.
	RB	Revenue Bonds
	SBPA	Stand-by Bond Purchase Agreements
	Syncora	Syncora Guarantee
	VRDN	Variable Rate Demand Notes

• Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(33)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$4,264,219	$33,393

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

4	THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	May 31, 2013

Schedule of Investments (concluded)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$52,671,134	–	$52,671,134
Short-Term Securities	$5	200,000	–	200,005

Total	$5	$52,871,134	–	$52,871,139

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$33,393	–	–	$33,393

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$53,173	–	–	$53,173
Cash pledged for financial futures contracts	44,000	–	–	44,000
Liabilities:
TOB trust certificates	–	$(2,009,595)	–	(2,009,595)
VRDP shares	–	(18,500,000)	–	(18,500,000)

Total	$97,173	$(20,509,595)	–	$(20,412,422)

There were no transfers between levels during the period ended May 31, 2013.

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	MAY 31, 2013	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of The Massachusetts Health & Education Tax-Exempt Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of The Massachusetts Health & Education Tax-Exempt Trust

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of The Massachusetts Health & Education Tax-Exempt Trust

Date: July 25, 2013